Property, plant and equipment	12 Months Ended
Dec. 31, 2018
Disclosure of detailed information about property, plant and equipment [abstract]
Property, plant and equipment
8.	Property, plant and equipment

Cost	Land	Building	Computer and office equipment	Machinery and equipment	Leasehold improvements	Total
At December 31, 2016	$2,316,979	$2,122,687	$2,439,071	$2,798,482	$1,003,490	$10,680,709
Additions	-	82,163	675,788	298,754	-	1,056,705
Transfers to assets held for resale	(2,317,273)	(2,900,284)	(3,319,298)	(4,572,065)	(790,814)	(13,899,734)
Effect of movements in exchange rates	294	695,434	632,604	1,474,829	(56,333)	2,746,828
At December 31, 2017	$-	$-	$428,165	$-	$156,343	$584,508
Additions	-	-	185,682	-	11,812	197,494
Effect of movements in exchange rates	-	-	12,078	-	-	12,078
Dispositions	-	-	(156,280)	-	-	(156,280)
At December 31, 2018	$-	$-	$469,645	$-	$168,155	$637,800

Accumulated amortization and impairment losses	Land	Building	Computer and office equipment	Machinery and equipment	Leasehold improvements	Total
At December 31, 2016	$-	$21,408	$250,261	$67,541	$40,860	$380,070
Amortization	-	291,638	339,358	384,486	157,537	1,173,019
Transfers to assets held for resale	-	(306,761)	(286,632)	(443,746)	(112,213)	(1,149,352)
Effect of movements in exchange rates	-	(6,285)	(21,720)	(8,281)	(4,565)	(40,851)
At December 31, 2017	$-	$-	$281,267	$-	$81,619	$362,886
Amortization	-	-	75,471	-	27,736	103,207
Effect of movements in exchange rates	-	-	11,974	-	-	11,974
Dispositions	-	-	(156,280)	-	-	(156,280)
At December 31, 2018	$-	$-	$212,432	$-	$109,355	$321,787

Carrying amounts	Land	Building	Computer and office equipment	Machinery and equipment	Leasehold improvements	Total
At December 31, 2017	$-	$-	$146,898	$-	$74,724	$221,622
At December 31, 2018	$-	$-	$257,213	$-	$58,800	$316,013

During the year ended December 31, 2018, amortization of property, plant and equipment totaling $103,207 (2017 – $97,794; 2016 – $83,284) is included within selling, general and administrative expenses on the consolidated statements of net income and comprehensive income. For the years ended December 31, 2017 and 2016, amortization of property, plant and equipment totaling $1,075,225 and $105,724, respectively is recorded within discontinued operations.